CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020
Cash flows from operating activities:
Net loss	$ (3,106,284)	$ (1,513,474)	$ (3,373,459)	$ (1,542,450)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation	1,547,332	84,000	3,163,000	346,735
Amortization of debt discount	410,922	20,128	305,499	206,249
(Gain) loss on debt settlement/write-offs			(607,271)	593,907
Warrant exercise expense	0	211,411
(Gain) loss on change in fair value of derivative liability	(56,345)	549,494	(1,844,460)	(385,367)
Warrant conversion expense			211,411	0
Amortization of deferred compensation	81,048	0	18,553
Loss on extinguishment of debt	0	208,864
Derivative liability expense			1,059,282	61,396
Changes in operating assets and liabilities:
Accounts payable and accrued expenses	90,353	87,698	445,850	130,832
Prepaid expenses	35,000	0	(55,417)	0
Accrued interest	64,368	36,466	96,007	145,941
Accrued compensation	10,000	136,500	20,000	336,000
Discount on notes payable			(213,082)
Net cash used in operating activities	(923,606)	(178,913)	(792,640)	(106,757)
Cash flows from financing activities:
Proceeds from sale of common stock	1,500,000	0
Repayment of convertible notes payable	(115,000)	(18,879)	(73,700)
Proceeds from notes payable	0	320,377
Repayment of promissory notes payable	(225,000)	0
Advances from officers	0	(102,340)	(102,340)	(40,340)
Proceeds from convertible notes payable			838,595	78,000
Proceeds from short term notes payable			225,000
Net cash provided by financing activities	1,160,000	199,158	887,555	118,340
Net increase in cash	236,394	20,245	94,915	11,583
Cash, beginning of period	125,166	30,251	30,251	18,668
Cash, end of period	361,560	50,492	125,166	30,251
Supplemental disclosures of cash flow information:
Cash paid for interest	22,011	15,807	39,755
Cash paid for income taxes	0	0
Non-cash investing and financing activities:
Issuance of common stock for conversion of notes payable and accrued interest	$ 831,047	$ 93,256	$ 188,460	333,220
Change in fair value of derivative liability related to debt conversions				92,444
Derivative liability attributable to debt discount on new notes payable				$ 48,000